Fair Value Measurement (Details) - Schedule of warrants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Fair Value Measurement (Details) - Schedule of warrants [Line Items]
Non-tradable Warrants
Non-tradable warrants of SAFE and Convertible Loan investors
Financial liability
Tradable warrants	304	1,493
Total	304	1,493
Level 2 [Member]
Fair Value Measurement (Details) - Schedule of warrants [Line Items]
Non-tradable Warrants	3	196
Non-tradable warrants of SAFE and Convertible Loan investors	35	1,393
Financial liability	26	133
Tradable warrants
Total	64	1,722
Level 3 [Member]
Fair Value Measurement (Details) - Schedule of warrants [Line Items]
Non-tradable Warrants
Non-tradable warrants of SAFE and Convertible Loan investors
Financial liability
Tradable warrants
Total